UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 5.4%
Banco do Brasil SA	419,700	$4,155
BRF SA ADR	55,100	1,196
Cia de Saneamento Basico do Estado de Sao Paulo ADR	148,800	1,549
Cia de Saneamento de Minas Gerais	27,100	439
Cosan SA Industria e Comercio	47,200	910
Even Construtora e Incorporadora SA	203,100	726
M Dias Branco SA	16,800	636
Petroleo Brasileiro SPON SA, Class A ADR	46,000	674
Ultrapar Participacoes SA	16,500	394

		10,679

Chile — 0.5%
Aguas Andinas SA, Class A	604,481	430
ENTEL Chile SA	38,125	638

		1,068

China — 17.0%
Bank of China Ltd., Class H	13,272,000	5,437
China Communications Construction Co. Ltd., Class H	1,430,000	1,112
China Construction Bank Corp., Class H	3,055,000	2,147
China Lumena New Materials Corp.	5,064,000	940
China Minzhong Food Corp. Ltd.[1]	1,195,000	979
China Mobile Ltd. ADR	99,200	5,136
China Petroleum & Chemical Corp. ADR	51,600	4,721
China Railway Construction Corp. Ltd., Class H	1,310,500	1,133
China Railway Group Ltd., Class H	1,860,000	854
China Yuchai International Ltd.	37,400	659
Datang International Power Generation Co. Ltd., Class H	1,646,000	662
FerroChina Ltd.[1,2,3]	258,000	—
Giant Interactive Group Inc. ADR	158,200	1,267
Guangzhou R&F Properties Co. Ltd., Class H	629,600	902
Huaneng Power International Inc., Class H	1,620,000	1,601
Industrial & Commercial Bank of China, Class H	1,245,000	780
KWG Property Holding Ltd.	835,000	434
PetroChina Co. Ltd. ADR	8,200	908
Shenzhen Investment Ltd.	1,550,000	584
Shimao Property Holdings Ltd.	468,000	921
Shougang Fushan Resources Group Ltd.	948,000	366

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)
Skyworth Digital Holdings Ltd.	1,888,000	$948
Tianneng Power International Ltd.	1,104,000	441
WuXi PharmaTech Cayman Inc. ADR[1]	38,600	811

		33,743

India — 8.5%
Cairn India Ltd.	269,143	1,310
Cipla Ltd.	99,885	657
Dena Bank	289,988	338
Dr Reddy’s Laboratories Ltd.	43,625	1,631
HCL Technologies Ltd.	131,641	1,714
Indiabulls Housing Finance Ltd.[3]	199,310	873
Karnataka Bank Ltd.	498,165	935
Lupin Ltd.	95,000	1,246
MRF Ltd.	1,748	379
Oil & Natural Gas Corp. Ltd.	166,243	921
Power Finance Corp. Ltd.	340,299	822
Rural Electrification Corp. Ltd.	181,300	610
Sterlite Industries India Ltd.	555,000	783
Sun Pharmaceutical Industries Ltd.	48,471	824
Tata Global Beverages Ltd.	189,386	427
Tata Motors Ltd.	622,118	2,921
United Phosphorus Ltd.	220,746	503

		16,894

Indonesia — 1.0%
Indofood Sukses Makmur Tbk PT	987,000	728
Kalbe Farma	5,610,000	810
Surya Semesta Internusa	3,180,000	414

		1,952

Kazakhstan — 0.3%
KazMunaiGas Exploration Production JSC GDR	34,335	519

Malaysia — 2.4%
Telekom Malaysia Bhd	229,900	393
Tenaga Nasional Bhd	1,320,100	3,464
UMW Holdings Bhd	183,500	845

		4,702

Mexico — 3.3%
Alfa SAB de CV, Class A	470,800	1,132
Fomento Economico Mexicano SAB de CV ADR	8,800	908

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Mexico — (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	800,600	$2,289
Grupo Mexico SAB de CV, Class B	257,800	746
Kimberly-Clark de Mexico SAB de CV, Class A	478,800	1,570

		6,645

Philippines — 0.3%
Megaworld Corp.	7,510,000	571

Poland — 2.6%
PGE SA	221,079	1,024
Polski Koncern Naftowy Orlen SA	76,183	1,067
Powszechny Zaklad Ubezpieczen SA	20,125	2,480
Tauron Polska Energia SA	394,392	511

		5,082

Qatar — 0.7%
Commercial Bank of Qatar QSC	34,228	654
Industries Qatar QSC	15,205	661

		1,315

Russia — 5.8%
Gazprom OAO ADR	642,229	4,218
LUKOIL OAO ADR	77,516	4,442
MegaFon OAO GDR	75,308	2,359
Tatneft ADR	15,201	552

		11,571

South Africa — 7.0%
Aspen Pharmacare Holdings Ltd.	55,850	1,284
Aveng Ltd.	196,114	595
AVI Ltd.	87,000	524
FirstRand Ltd.	1,181,879	3,458
Imperial Holdings Ltd.	32,581	692
Liberty Holdings Ltd.	64,038	776
MMI Holdings Ltd.	280,832	629
Redefine Properties Ltd.	931,816	989
Sanlam Ltd.	379,606	1,764
Sasol Ltd.	44,900	1,955
Vodacom Group Ltd.	124,157	1,317

		13,983

South Korea — 13.8%
CJ Corp.	7,998	793

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
Daeduck GDS Co., Ltd.	27,550	$486
Daesang Corp.	25,600	695
Daishin Securities Co. Ltd.	59,660	466
Hana Financial Group Inc.	55,216	1,598
Hyundai Marine & Fire Insurance Co. Ltd.	29,420	779
Korea Gas Corp.	11,648	536
KT Corp. ADR	181,000	2,809
Meritz Fire & Marine Insurance Co. Ltd.	25,797	286
Partron Co., Ltd.	54,899	889
Samsung Electronics Co. Ltd.	7,569	8,847
SK Holdings Co. Ltd.	14,919	2,207
SK Hynix Inc.	98,200	2,665
SK Telecom Co. Ltd. ADR	130,900	2,661
Woori Finance Holdings Co. Ltd.	184,500	1,694

		27,411

Taiwan — 12.9%
Asustek Computer Inc.	74,300	635
Chailease Holding Co. Ltd.	140,000	328
Cheng Shin Rubber Industry Co. Ltd.	102,500	322
Chicony Electronics Co. Ltd.	260,055	676
Chipbond Technology Corp.	446,000	1,085
Chong Hong Construction Co.	329,000	1,182
Compal Electronics Inc.	1,030,316	576
Coretronic Corp.	753,000	612
CTCI Corp.	201,000	364
HON HAI Precision Industry Co. Ltd.	627,000	1,533
Lite-On Technology Corp.	867,193	1,516
Merida Industry Co. Ltd.	166,150	981
Pegatron Corp.[1]	1,533,000	2,518
Pou Chen Corp.	880,000	831
Powertech Technology Inc.	570,000	1,064
Radiant Opto-Electronics Corp.	123,240	402
Sercomm Corp.	254,000	333
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	418,000	7,658
Uni-President Enterprises Corp.	967,000	1,880
Wistron Corp.	991,169	999

		25,495

Thailand — 5.0%
Advanced Info Service	89,000	805
Bangchak Petroleum	1,293,300	1,432

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Thailand — (continued)
Bangkok Dusit Medical Services	252,400	$1,275
PTT	268,800	2,890
Sansiri	9,848,300	983
Thai Airways International	1,386,800	1,102
Thanachart Capital	1,243,200	1,534

		10,021

Turkey — 3.7%
Ford Otomotiv Sanayi AS	70,830	977
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,234,751	921
Tupras Turkiye Petrol Rafinerileri AS	53,932	1,317
Turk Hava Yollari	627,477	2,438
Turk Traktor ve Ziraat Makineleri AS	46,772	1,648

		7,301

United Arab Emirates — 0.3%
Emaar Properties PJSC	359,375	511

Total Common Stock
(Cost $177,467) — 90.5%		179,463

PREFERENCE STOCK
Brazil — 2.5%
Cia Energetica de Minas Gerais	77,757	690
Cia Paranaense de Energia	47,800	591
Metalurgica Gerdau SA, Class A	54,300	386
Vale SA, Class B ADR	271,300	3,299

		4,966

Russia — 0.7%
Sberbank of Russia	800,000	1,360

South Korea — 0.3%
LG Chemical Ltd.	6,400	642

Total Preference Stock
(Cost $10,024) — 3.5%		6,968

EXCHANGE TRADED FUND
Vanguard FTSE Emerging Markets Fund	105,058	4,074

Total Exchange Traded Fund
(Cost $4,294) — 2.1%		4,074

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.050% **	3,747,693	$3,748

Total Short-Term Investment
(Cost $ 3,748) — 1.9%		3,748

Total Investments — 98.0%
(Cost $ 195,533) ‡		194,253

Other Assets in Excess of Liabilities — 2.0%		4,024

Net Assets — 100.0%		$198,277

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
1	Non-income producing security.
2	Security is fair valued at zero due to company’s insolvency.
3	Securities considered illiquid. The total market value of such securities as of June 30, 2013 was $873 and represented 0.4% of net assets.

ADR	American Depositary Receipt
FTSE	Financial Times and London Stock Exchange
GDR	Global Depositary Receipt

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $195,533 and the unrealized appreciation and depreciation were $15,312 and ($16,592), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3††	Total
Common Stock
Brazil	$10,679	$—	$—	$10,679
Chile	1,068	—	—	1,068
China	13,501	20,242	—	33,743
India	—	16,021	873	16,894
Indonesia	—	1,952	—	1,952
Kazakhstan	519	—	—	519
Malaysia	393	4,309	—	4,702
Mexico	6,645	—	—	6,645
Philippines	—	571	—	571
Poland	—	5,082	—	5,082
Qatar	—	1,315	—	1,315
Russia	—	11,571	—	11,571
South Africa	989	12,994	—	13,983
South Korea	5,470	21,941	—	27,411
Taiwan	7,658	17,837	—	25,495
Thailand	—	10,021	—	10,021
Turkey	—	7,301	—	7,301
United Arab Emirates	—	511	—	511

Total Common Stock	46,922	131,668	873	179,463
Preference Stock
Brazil	4,966	—	—	4,966
Russia	1,360	—	—	1,360
South Korea	—	642	—	642

Total Preference Stock	6,326	642	—	6,968
Exchange Traded Fund
United States	4,074	—	—	4,074
Short-Term Investment
United States	3,748	—	—	3,748

Total Investments in Securities	$61,070	$132,310	$873	$194,253

†	Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and in Thailand due to “foreign line” securities using “local line” prices.
††	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2013, the fair value of Level 3 assets was $873, representing 0.4% of net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 26, 2013